MARKETABLE SECURITIES	12 Months Ended
Dec. 31, 2018
Marketable Securities [Abstract]
MARKETABLE SECURITIES
NOTE 3:-	MARKETABLE SECURITIES

Marketable securities with contractual maturities of less than one year are as follows:

	December 31,
	2018				2017
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$6,759	$(11)	$-	$6,748	$22,294	$(63)	$3	$22,234
Corporate debentures	9,021	(27)	-	8,994	20,354	(20)	5	20,339

Total available-for-sale marketable securities	$15,780	$(38)	$-	$15,742	$42,648	$(83)	$8	$42,573

Marketable securities with contractual maturities from one to three years are as follows:

	December 31,
	2018				2017
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$43,266	$(358)	$6	$42,914	$14,463	$(61)	$2	$14,404
Corporate debentures	19,881	(338)	5	19,548	9,554	(19)	32	9,567

Total available-for-sale marketable securities	$63,147	$(696)	$11	$62,462	$24,017	$(80)	$34	$23,971

Marketable securities with contractual maturities of more than three years are as follows:

	December 31,
	2018				2017
	Adjusted	Gross unrealized	Gross unrealized	Market	Adjusted	Gross unrealized	Gross unrealized	Market
	cost	losses	gains	value	cost	losses	gains	value

Foreign banks and government debentures	$11,926	$(357)	$-	$11,569	$13,603	$(198)	$-	$13,405
Corporate debentures	10,998	(360)	-	10,638	17,308	(257)	-	17,051

Total available-for-sale marketable securities	$22,924	$(717)	$-	$22,207	$30,911	$(455)	$-	$30,456

Investments with continuous unrealized losses for less than 12 months and 12 months or greater and their related fair values as of December 31, 2018 and 2017 were as follows:

	December 31, 2018
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair Value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$26,860	$(177)	$24,966	$(550)	$51,826	$(727)
Corporate debentures	11,947	(122)	23,605	(604)	35,552	(726)

Total available-for-sale marketable securities	$38,807	$(299)	$48,571	$(1,154)	$87,378	$(1,453)

	December 31, 2017
	Investments with continuous unrealized losses for less than 12 months		Investments with continuous unrealized losses for 12 months or greater		Total investments with continuous unrealized losses
	Fair value	Unrealized losses	Fair value	Unrealized losses	Fair value	Unrealized losses

Foreign banks and government debentures	$40,104	$(275)	$6,486	$(48)	$46,590	$(323)
Corporate debentures	29,280	(226)	8,173	(69)	37,453	(295)

Total available-for-sale marketable securities	$69,384	$(501)	$14,659	$(117)	$84,043	$(618)

As of December 31, 2018, the Company had 52 investments with continuous unrealized loss for more than 12 months.

As of December 31, 2018, and 2017, interest receivable amounted to $898 and $833, respectively, and is included within available-for-sale marketable securities in the consolidated balance sheets.